Income Taxes (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 64,000,000	$ 77,000,000	$ 69,000,000
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.09	$ 0.11	$ 0.10
Undistributed earnings of non-U.S. subsidiaries	$ 8,600,000,000